UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment |_|; Amendment Number:
                                                -----------------------
         This Amendment (Check only one.):  |_| is a restatement.
                                            |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     SPIRIT OF AMERICA MANAGEMENT CORP /NY
Address:  477 JERICHO TURNPIKE
          SYOSSET, NEW YORK 11791

Form 13F File Number: 28-13233

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Joseph C. Pickard, Esq.
Title:    SVP - General Counsel
Phone:    (516) 921-4200 x 5571

Signature, Place, and Date of Signing:

   /s/ Joseph C. Pickard              Syosset, NY           June 23, 2009
   ----------------------        -------------------       ----------------
   Signature                          City, State                Date

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:                   None

Form 13F Information Table Entry Total:              110

Form 13F Information Table Value Total:              $103,166
                                                     --------
                                                     (thousands)

List of Other Included Managers:    None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

FORM 13F INFORMATION TABLE

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         COLUMN 1                 COLUMN2   COLUMN 3    COLUMN 4           COLUMN 5         COLUMN 6  COLUMN 7      COLUMN 8
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                                                                                                               VOTING AUTHORITY
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      NAME OF ISSUER               TITLE     CUSIP      VALUE      SHRS OR   SH/    PUT/   INVESTMENT  OTHER   SOLE   SHARED   NONE
                                  OF CLASS             (x$1000)    PRN AMT   PRN    CALL   DISCRETION MANAGERS (A)      (B)    (C)
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AMLI Residential Properties Tr       STOCK  001735109    1,141      53,600    SH              SOLE      NONE                   NONE
Apartment Investment & Managem       STOCK  03748R101    1,394      37,200    SH              SOLE      NONE                   NONE
Associated Estates Realty Corp       STOCK  045604105    1,968     291,600    SH              SOLE      NONE                   NONE
Bedford Property Investors           STOCK  076446301      334      13,000    SH              SOLE      NONE                   NONE
BNP Residential Properties Inc       STOCK  05564T103      790      77,800    SH              SOLE      NONE                   NONE
Brandywine Realty Trust              STOCK  105368203      349      16,000    SH              SOLE      NONE                   NONE
BPP Liquidating Trust                STOCK  12232C108        9      11,000    SH              SOLE      NONE                   NONE
CBL & Associates Properties In       STOCK  124830100      160       4,000    SH              SOLE      NONE                   NONE
Center Trust Inc                     STOCK  151845104      234      30,000    SH              SOLE      NONE                   NONE
CLC Healthcare Inc                   STOCK  12562J103        0         400    SH              SOLE      NONE                   NONE
Colonial Properties Trust            STOCK  195872106    1,422      41,900    SH              SOLE      NONE                   NONE
                                 PREFERRED
Commercial Net Lease Realty          STOCK  202218111      163       6,352    SH              SOLE      NONE                   NONE
Commercial Net Lease Realty          STOCK  202218103    4,156     271,116    SH              SOLE      NONE                   NONE
Cornerstone Realty Income Trus       STOCK  21922V102    1,229     154,400    SH              SOLE      NONE                   NONE
Corporate Office Properties Tr       STOCK  22002T108      182      13,000    SH              SOLE      NONE                   NONE
Crescent Real Estate EQT Co          STOCK  225756105    2,266     136,200    SH              SOLE      NONE                   NONE
Crown American Realty Trust          STOCK  228186102    2,983     324,200    SH              SOLE      NONE                   NONE
Developers Diversified Realty        STOCK  251591103    1,481      67,327    SH              SOLE      NONE                   NONE
Duke Realty Corp                     STOCK  264411505      102       4,000    SH              SOLE      NONE                   NONE
Federal Realty Investment Trus       STOCK  313747206    2,182      77,600    SH              SOLE      NONE                   NONE
First Industrial Realty Trust        STOCK  32054K103    1,663      59,400    SH              SOLE      NONE                   NONE
Five Star Quality Care Inc           STOCK  33832D106        2       1,353    SH              SOLE      NONE                   NONE
Frontline Capital Group              STOCK  35921N101        0         640    SH              SOLE      NONE                   NONE
Lion Gables Residential Trust        STOCK  362418105    3,523     141,300    SH              SOLE      NONE                   NONE
Glenborough Realty Trust Inc         STOCK  37803P105    1,909     107,100    SH              SOLE      NONE                   NONE
Glimcher Realty Trust                STOCK  379302102    4,263     240,150    SH              SOLE      NONE                   NONE
Healthcare Realty Trust Inc          STOCK  421915109    2,807      73,300    SH              SOLE      NONE                   NONE
Health Care REIT Inc                 STOCK  42217K106    3,506     129,600    SH              SOLE      NONE                   NONE
Healthcare Realty Trust Inc          STOCK  421946104    2,662      91,000    SH              SOLE      NONE                   NONE
Highwoods Properties Inc             STOCK  431284108    3,834     173,500    SH              SOLE      NONE                   NONE
Hospitality Properties Trust         STOCK  44106M102    1,137      32,300    SH              SOLE      NONE                   NONE
HRPT Properties Trust                STOCK  40426W101    3,779     458,600    SH              SOLE      NONE                   NONE
IRT Property Co                      STOCK  450058102    1,840     155,000    SH              SOLE      NONE                   NONE
iStar Financial Inc                  STOCK  45031U101      281      10,000    SH              SOLE      NONE                   NONE
JDN Realty Corp                      STOCK  465917102    1,665     152,081    SH              SOLE      NONE                   NONE
Keystone Property Trust              STOCK  493596100    3,766     221,900    SH              SOLE      NONE                   NONE
CRT Properties Inc                   STOCK  500228101      624      40,000    SH              SOLE      NONE                   NONE
Lexington Realty Trust               STOCK  529043101    3,954     248,700    SH              SOLE      NONE                   NONE
Mack-Cali Realty Corp                STOCK  554489104    1,563      51,600    SH              SOLE      NONE                   NONE
Malan Realty Investors Inc           STOCK  561063108       20       5,000    SH              SOLE      NONE                   NONE
Mid-America Apartment Communit       STOCK  59522J103    3,858     157,800    SH              SOLE      NONE                   NONE
Mills Corp/The                       STOCK  601148109    2,045      69,700    SH              SOLE      NONE                   NONE
National Health Investors Inc        STOCK  63633D104      764      47,500    SH              SOLE      NONE                   NONE
National Health Realty Inc           STOCK  635905102      679      46,500    SH              SOLE      NONE                   NONE
Nationwide Health Properties I       STOCK  638620104    3,161     211,700    SH              SOLE      NONE                   NONE
Centro NP LLC                        STOCK  648053106    4,351     227,910    SH              SOLE      NONE                   NONE
Omega Healthcare Investors Inc       STOCK  681936100       34       9,000    SH              SOLE      NONE                   NONE
Pennsylvania Real Estate Inves       STOCK  709102107    3,065     117,900    SH              SOLE      NONE                   NONE
PMC Commercial Trust                 STOCK  693434102       30       2,400    SH              SOLE      NONE                   NONE
Post Properties Inc                  STOCK  737464107    2,904     121,500    SH              SOLE      NONE                   NONE
Price Legacy Corporation             STOCK  74144P106        6       2,200    SH              SOLE      NONE                   NONE
Prime Group Realty Trust             STOCK  74158J103      467     101,200    SH              SOLE      NONE                   NONE
Ramco-Gershenson Properties Tr       STOCK  751452202    3,265     165,300    SH              SOLE      NONE                   NONE
Realty Income Corp                   STOCK  756109104      490      14,000    SH              SOLE      NONE                   NONE
RFS Hotel Investors Inc              STOCK  74955J108      940      86,600    SH              SOLE      NONE                   NONE
Senior Housing Properties Trus       STOCK  81721M109       29       2,700    SH              SOLE      NONE                   NONE
Shurgard Storage Centers LLC         STOCK  82567D104      125       4,000    SH              SOLE      NONE                   NONE
Simon Property Group Inc             STOCK  828806109      204       6,000    SH              SOLE      NONE                   NONE
Sizeler Property Investors Inc       STOCK  830137105      922      99,300    SH              SOLE      NONE                   NONE
Sovran Self Storage Inc              STOCK  84610H108    2,121      74,800    SH              SOLE      NONE                   NONE
Taubman Centers Inc                  STOCK  876664103       32       2,000    SH              SOLE      NONE                   NONE
Macerich Co/The                      STOCK  554382101    2,528      82,200    SH              SOLE      NONE                   NONE
U.S. Restaurant Properties           STOCK  902971100    1,928     136,900    SH              SOLE      NONE                   NONE
U-Store-It Trust                     STOCK  910197102      851      52,000    SH              SOLE      NONE                   NONE
VelocityHSI Inc                      STOCK  92257K102        0       1,260    SH              SOLE      NONE                   NONE
Vornado Operating Inc                STOCK  92904N103        0         250    SH              SOLE      NONE                   NONE

Rio Tinto Alcan Inc                  STOCK  013716105       92       3,100    SH              SOLE      NONE                   NONE
Alcoa Inc                            STOCK  013817101       59       2,600    SH              SOLE      NONE                   NONE
American Express Co                  STOCK  025816109       60       1,700    SH              SOLE      NONE                   NONE
Time Warner Inc                      STOCK  00184A105       79       6,000    SH              SOLE      NONE                   NONE
Apartment Investment & Managem       STOCK  03748R101       75       2,000    SH              SOLE      NONE                   NONE
Archer-Daniels-Midland Co            STOCK  039483102       81       6,500    SH              SOLE      NONE                   NONE
Avon Products Inc                    STOCK  054303102       97       1,800    SH              SOLE      NONE                   NONE
Bank One Corp                        STOCK  06423A103       55       1,500    SH              SOLE      NONE                   NONE
Bristol-Myers Squibb Co              STOCK  110122108       69       3,000    SH              SOLE      NONE                   NONE
Citigroup Inc                        STOCK  172967101      102       2,900    SH              SOLE      NONE                   NONE
Coca-Cola Co/The                     STOCK  191216100       44       1,000    SH              SOLE      NONE                   NONE
Colgate-Palmolive Co                 STOCK  194162103       94       1,800    SH              SOLE      NONE                   NONE
Commercial Net Lease Realty          STOCK  202218103       95       6,200    SH              SOLE      NONE                   NONE
Consolidated Edison Inc              STOCK  209115104      107       2,500    SH              SOLE      NONE                   NONE
Del Monte Foods Co                   STOCK  24522P103        9       1,161    SH              SOLE      NONE                   NONE
Federal Realty Investment Trus       STOCK  313747206       51       1,800    SH              SOLE      NONE                   NONE
FedEx Corp                           STOCK  31428X106       92       1,700    SH              SOLE      NONE                   NONE
First Industrial Realty Trust        STOCK  32054K103       98       3,500    SH              SOLE      NONE                   NONE
General Mills Inc                    STOCK  370334104       85       1,800    SH              SOLE      NONE                   NONE
Gillette Co/The                      STOCK  375766102       94       3,100    SH              SOLE      NONE                   NONE
Glimcher Realty Trust                STOCK  379302102       48       2,700    SH              SOLE      NONE                   NONE
HJ Heinz Co                          STOCK  423074103       85       2,600    SH              SOLE      NONE                   NONE
Kellogg Co                           STOCK  487836108       96       2,800    SH              SOLE      NONE                   NONE
Kimberly-Clark Corp                  STOCK  494368103       38         800    SH              SOLE      NONE                   NONE
Kraft Foods Inc                      STOCK  50075N104       51       1,300    SH              SOLE      NONE                   NONE
Lexington Realty Trust               STOCK  529043101       80       5,000    SH              SOLE      NONE                   NONE
Eli Lilly & Co                       STOCK  532457108       64       1,000    SH              SOLE      NONE                   NONE
Mack-Cali Realty Corp                STOCK  554489104       45       1,500    SH              SOLE      NONE                   NONE
Merck & Co Inc/NJ                    STOCK  589331107       91       1,600    SH              SOLE      NONE                   NONE
National Health Investors Inc        STOCK  63633D104       76       4,700    SH              SOLE      NONE                   NONE
Nationwide Health Properties I       STOCK  638620104       66       4,400    SH              SOLE      NONE                   NONE
Centro NP LLC                        STOCK  648053106       48       2,500    SH              SOLE      NONE                   NONE
PepsiCo Inc/NC                       STOCK  713448108       55       1,300    SH              SOLE      NONE                   NONE
Altria Group Inc                     STOCK  718154107       93       2,300    SH              SOLE      NONE                   NONE
Procter & Gamble Co/The              STOCK  742718109       95       1,100    SH              SOLE      NONE                   NONE
Ramco-Gershenson Properties Tr       STOCK  751452202       49       2,500    SH              SOLE      NONE                   NONE
Realty Income Corp                   STOCK  756109104       49       1,400    SH              SOLE      NONE                   NONE
Walt Disney Co/The                   STOCK  254687106       82       5,000    SH              SOLE      NONE                   NONE
Travelers Property Casualty Co       STOCK  89420G109        3         216    SH              SOLE      NONE                   NONE
Travelers Property Casualty Co       STOCK  89420G406        6         443    SH              SOLE      NONE                   NONE
United Parcel Service Inc            STOCK  911312106       88       1,400    SH              SOLE      NONE                   NONE
CBS Corp                             STOCK  925524100       57       1,400    SH              SOLE      NONE                   NONE
Wendy's International Inc            STOCK  950590109       38       1,400    SH              SOLE      NONE                   NONE
WM Wrigley Jr Co                     STOCK  982526105       88       1,600    SH              SOLE      NONE                   NONE